Summary of Gross Loans Origination and Internally Assigned Credit Risk Ratings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Retail Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	₨ 510,417.8	$ 6,210.2	₨ 378,896.1
2018	320,947.2	3,904.9	259,729.3
2019	507,416.1	6,173.7	496,836.7
2020	775,037.4	9,429.8	808,003.9
2021	1,818,009.0	22,119.6	1,230,531.7
2022	3,600,410.4	43,806.0	3,233,675.4
Revolving Loans	3,658,893.5	44,517.5	2,560,650.4
Revolving loans converted to term loans	315,448.9	3,838.0	342,211.2
Total	11,506,580.3	139,999.7	9,310,534.7
Retail Loans | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	15,517.1		9,312.3
2018	39,749.6		45,501.4
2019	94,007.2		94,617.1
2020	163,319.0		175,929.5
2021	310,066.9		255,269.2
2022	526,442.7		455,776.3
Revolving Loans	71,995.1		6,387.2
Revolving loans converted to term loans	0.0		0.0
Total	1,221,097.6		1,042,793.0
Retail Loans | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,778.0		1,576.1
2018	22,113.3		15,231.0
2019	89,549.8		71,661.5
2020	158,430.1		233,528.5
2021	494,010.7		340,457.8
2022	1,209,127.8		948,999.7
Revolving Loans	491,369.9		388,306.0
Revolving loans converted to term loans	315,448.9		342,211.2
Total	2,782,828.5		2,341,971.8
Retail Loans | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	80,434.7		56,009.1
2018	61,911.5		82,695.8
2019	97,219.4		100,790.9
2020	189,834.9		154,562.7
2021	413,863.3		309,553.8
2022	600,365.7		570,099.2
Revolving Loans	1,934,995.7		1,343,375.6
Revolving loans converted to term loans	0.0		0.0
Total	3,378,625.2		2,617,087.1
Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,379.3		2,048.2
2018	22,200.6		17,414.0
2019	53,522.0		75,642.7
2020	97,469.8		133,233.7
2021	280,514.9		189,444.8
2022	630,169.3		427,085.4
Revolving Loans	197,631.9		106,197.2
Revolving loans converted to term loans	0.0		0.0
Total	1,285,887.8		951,066.0
Retail Loans | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	398,743.8		302,700.9
2018	161,654.0		86,186.2
2019	143,395.8		128,811.4
2020	120,395.0		48,992.2
2021	167,253.7		513.4
2022	29,459.3		263,678.3
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	1,020,901.6		830,882.4
Retail Loans | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	8,564.9		7,249.5
2018	13,318.2		12,700.9
2019	29,721.9		25,313.1
2020	45,588.6		61,757.3
2021	152,299.5		135,292.7
2022	604,845.6		568,036.5
Revolving Loans	962,900.9		716,384.4
Revolving loans converted to term loans	0.0		0.0
Total	1,817,239.6		1,526,734.4
Retail Loans | Performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	14,387.2		8,466.2
2018	37,425.2		42,634.8
2019	90,148.4		89,161.9
2020	160,443.6		169,606.1
2021	308,076.9		252,295.7
2022	525,693.8		455,114.6
Revolving Loans	68,980.9		5,072.1
Revolving loans converted to term loans	0.0		0.0
Total	1,205,156.0		1,022,351.4
Retail Loans | Performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,431.4		1,374.4
2018	20,673.2		14,320.8
2019	86,038.7		67,477.1
2020	155,911.2		225,561.4
2021	490,598.8		336,526.1
2022	1,206,873.5		947,277.0
Revolving Loans	482,500.3		381,900.4
Revolving loans converted to term loans	315,031.3		339,477.1
Total	2,760,058.4		2,313,914.3
Retail Loans | Performing | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	75,583.1		52,347.2
2018	58,914.7		78,959.8
2019	94,372.2		97,361.4
2020	185,698.6		151,964.0
2021	412,305.0		306,673.0
2022	600,147.3		569,687.0
Revolving Loans	1,907,666.5		1,324,274.5
Revolving loans converted to term loans	0.0		0.0
Total	3,334,687.4		2,581,266.9
Retail Loans | Performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,981.3		1,837.4
2018	19,618.5		16,022.5
2019	49,030.6		69,418.2
2020	92,773.8		125,223.1
2021	277,461.6		185,561.0
2022	629,405.5		426,434.1
Revolving Loans	191,792.7		101,478.2
Revolving loans converted to term loans	0.0		0.0
Total	1,264,064.0		925,974.5
Retail Loans | Performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	394,712.3		301,103.3
2018	160,447.9		85,682.1
2019	143,037.0		127,339.2
2020	120,214.8		46,798.3
2021	167,130.4		0.6
2022	29,458.9		263,480.5
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	1,015,001.3		824,404.0
Retail Loans | Performing | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,564.3		4,260.4
2018	10,063.3		11,266.3
2019	18,382.0		20,843.1
2020	42,416.7		51,074.6
2021	150,038.1		131,647.7
2022	603,873.8		567,032.4
Revolving Loans	930,078.5		691,150.7
Revolving loans converted to term loans	0.0		0.0
Total	1,760,416.7		1,477,275.2
Retail Loans | Non-performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,129.9		846.1
2018	2,324.4		2,866.6
2019	3,858.8		5,455.2
2020	2,875.4		6,323.4
2021	1,990.0		2,973.5
2022	748.9		661.7
Revolving Loans	3,014.2		1,315.1
Revolving loans converted to term loans	0.0		0.0
Total	15,941.6		20,441.6
Retail Loans | Non-performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	346.6		201.7
2018	1,440.1		910.2
2019	3,511.1		4,184.4
2020	2,518.9		7,967.1
2021	3,411.9		3,931.7
2022	2,254.3		1,722.7
Revolving Loans	8,869.6		6,405.6
Revolving loans converted to term loans	417.6		2,734.1
Total	22,770.1		28,057.5
Retail Loans | Non-performing | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,851.6		3,661.9
2018	2,996.8		3,736.0
2019	2,847.2		3,429.5
2020	4,136.3		2,598.7
2021	1,558.3		2,880.8
2022	218.4		412.2
Revolving Loans	27,329.2		19,101.1
Revolving loans converted to term loans	0.0		0.0
Total	43,937.8		35,820.2
Retail Loans | Non-performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	398.0		210.8
2018	2,582.1		1,391.5
2019	4,491.4		6,224.5
2020	4,696.0		8,010.6
2021	3,053.3		3,883.8
2022	763.8		651.3
Revolving Loans	5,839.2		4,719.0
Revolving loans converted to term loans	0.0		0.0
Total	21,823.8		25,091.5
Retail Loans | Non-performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,031.5		1,597.6
2018	1,206.1		504.1
2019	358.8		1,472.2
2020	180.2		2,193.9
2021	123.3		512.8
2022	0.4		197.8
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	5,900.3		6,478.4
Retail Loans | Non-performing | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,000.6		2,989.1
2018	3,254.9		1,434.6
2019	11,339.9		4,470.0
2020	3,171.9		10,682.7
2021	2,261.4		3,645.0
2022	971.8		1,004.1
Revolving Loans	32,822.4		25,233.7
Revolving loans converted to term loans			0.0
Total	56,822.9		49,459.2
Wholesale loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	137,178.9	1,669.0	5,859.4
2018	138,901.5	1,690.0	194,108.7
2019	321,892.8	3,916.4	206,701.5
2020	712,836.2	8,673.0	423,342.8
2021	1,257,010.8	15,294.0	1,011,211.4
2022	1,472,089.3	17,910.8	2,245,121.3
Revolving Loans	1,871,602.6	22,771.7	1,012,664.2
Total	5,911,512.1	$ 71,925.0	5,099,009.3
Wholesale loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	130,723.1		5,289.7
2018	135,400.3		186,145.4
2019	321,191.0		195,703.7
2020	708,309.0		421,349.1
2021	1,244,766.9		1,006,687.4
2022	1,471,254.9		2,232,372.3
Revolving Loans	1,841,015.5		984,145.8
Total	5,852,660.7		5,031,693.4
Wholesale loans | Labelled
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,625.3		0.0
2018	1,586.9		3,297.2
2019	635.7		5,164.1
2020	4,200.8		1,632.6
2021	5,946.5		4,045.0
2022	795.3		11,447.4
Revolving Loans	9,548.6		9,808.5
Total	25,339.1		35,394.8
Wholesale loans | Non-performing
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,830.5		569.7
2018	1,914.3		4,666.1
2019	66.1		5,833.7
2020	326.4		361.1
2021	6,297.4		479.0
2022	39.1		1,301.6
Revolving Loans	21,038.5		18,709.9
Total	₨ 33,512.3		₨ 31,921.1